PROPERTY AND EQUIPMENT (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 804,878	$ 0
Less: accumulated depreciation	(36,940)	0
Property and Equipment, Net	767,938	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 60,702	$ 0